OTHER LONG-TERM LIABILITIES (Tables)	6 Months Ended
Jun. 30, 2023
Notes and other explanatory information [abstract]
Schedule of lease obligation

		June 30, 2023	December 31, 2022
		$	$
Term loan	(a)	5,872	—
Lease obligation	(b)	1,713	1,883
Vehicles		53	69
Less: Current portion		(444)	(449)
		7,194	1,503

Schedule of long term lease liabilities

June 30, 2023
$
Undiscounted minimum lease payments:
Less than one year	485
One to two years	480
Two to three years	485
Three to six years	398
1,848
Effect of discounting	(135)
Present value of minimum lease payments – total lease liability	1,713
Less: Current portion	(425)
Long-term lease liabilities	1,288